ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
ACCRUED LIABILITIES

5         ACCRUED LIABILITIES

Accrued liabilities by major classification are as follows:

	June 30, 2011	December 31, 2010

Accrued interest	$24,161	$18,832
Accrued wages and payroll taxes	1,758,490	1,302,381
Accrued consulting fees	311,600	275,000

Total accrued liabilities	$2,094,251	$1,596,213

Accrued liabilities balances reflected above include interest accrued on note payable and convertible debenture balances outstanding, accrued payroll and related payroll taxes, accrued fees due to an external consulting firm, and the flow-through share premium liability which represents a premium payment paid by investors for shares of common stock purchased under a tax-advantage program. The Company must record this premium until they comply with the provisions of the Canada Revenue Agency (“CRA”) program by submitting an annual form containing eligible expenses submitted for tax exemption, thus renouncing the tax benefit.